COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 14, 2019 ILS (₪)	May 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees			$ 41,065		$ 45,847
Income from OCS grants			314	$ 375
Damages sought by plaintiff			$ 75,000
Plaintiff's payment decided by court | ₪	₪ 40,000
Paycheck Protection Program Loan [Member]
Operating Leased Assets [Line Items]
Loan proceeds		$ 979
Interest rate		1.00%
Maturity date		May 31, 2021